SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2019
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos and BIPIC:

For the year ended December 31, 2019 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	Subsidiaries of our partnership other than the Fincos and BIPIC(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$6,597	$6,597
Net income attributable to partnership(1)	52	—	—	233	(52)	233
For the year ended December 31, 2018
Revenues	$—	$—	$—	$—	$4,652	$4,652
Net income attributable to partnership(1)	192	—	—	410	(192)	410
For the year ended December 31, 2017
Revenues	$—	$—	$—	$—	$3,535	$3,535
Net income attributable to partnership(1)	11	—	—	125	(11)	125
As at December 31, 2019
Current assets	$—	$—	$—	$—	$5,841	$5,841
Non-current assets	5,983	—	889	8,905	34,690	50,467
Current liabilities	—	—	75	—	5,364	5,439
Non-current liabilities	—	1,655	—	—	27,037	28,692
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	—	2,039	2,039
Non-controlling interests—Exchange LP Units	—	—	—	—	18	18
Non-controlling interests—in operating subsidiaries	—	—	—	—	14,113	14,113
Preferred unitholders	—	—	—	—	935	935
As at December 31, 2018
Current assets	$—	$—	$—	$—	$2,276	$2,276
Non-current assets	5,449	—	568	8,281	20,006	34,304
Current liabilities	—	—	—	—	2,417	2,417
Non-current liabilities	—	1,483	—	—	18,012	19,495
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	—	1,823	1,823
Non-controlling interests—Exchange LP Units	—	—	—	—	71	71
Non-controlling interests—in operating subsidiaries	—	—	—	—	7,303	7,303
Preferred unitholders	—	—	—	—	936	936

(1)	Includes net income attributable to non-controlling interest—Exchange LP Units and non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

(2)	Includes investments in all subsidiaries of our partnership under the equity method.

(3)
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

(4)	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.